RECLASSIFICATIONS OUT OF ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Components of AOCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
RECLASSIFICATIONS OUT OF ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Balance at beginning of period	$ 11,785	$ 14,218	$ 13,039
Reclassifications from accumulated other comprehensive income (loss)	38	(26)	181
Other comprehensive income (loss)	42		144
Balance at end of period	11,519	11,785	14,218
Unrealized gain (loss) on marketable securities, net
RECLASSIFICATIONS OUT OF ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Balance at beginning of period	(101)	(43)
Change in other comprehensive income (loss) before reclassifications	(10)	45
Reclassifications from accumulated other comprehensive income (loss)	(5)	(103)
Other comprehensive income (loss)	(15)	(58)
Balance at end of period	(116)	(101)	(43)
Foreign Currency Translation Adjustments
RECLASSIFICATIONS OUT OF ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Balance at beginning of period	118	116
Change in other comprehensive income (loss) before reclassifications	12	2
Other comprehensive income (loss)	12	2
Balance at end of period	130	118	116
Pension and other post-retirement benefit adjustments
RECLASSIFICATIONS OUT OF ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Balance at beginning of period	(223)	(207)
Change in other comprehensive income (loss) before reclassifications	(3)	(32)
Reclassifications from accumulated other comprehensive income (loss)	18	16	18
Other comprehensive income (loss)	15	(16)
Balance at end of period	(208)	(223)	(207)
Unrealized Gain (Loss) on Cash flow Hedge Instruments
RECLASSIFICATIONS OUT OF ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Balance at beginning of period	(128)	(200)
Change in other comprehensive income (loss) before reclassifications	5	11
Reclassifications from accumulated other comprehensive income (loss)	25	61
Other comprehensive income (loss)	30	72
Balance at end of period	(98)	(128)	(200)
Accumulated Other Comprehensive Income (Loss)
RECLASSIFICATIONS OUT OF ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Balance at beginning of period	(334)	(334)	(478)
Change in other comprehensive income (loss) before reclassifications	4	26
Reclassifications from accumulated other comprehensive income (loss)	38	(26)
Other comprehensive income (loss)	42		144
Balance at end of period	$ (292)	$ (334)	$ (334)